Financial Instruments - Information Related to Derivative Amounts Recognized in Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 37,644.2	$ 440.6	₨ 18,558.5	₨ 15,366.1
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	19,426.5	227.4	1,762.6	5,921.5
Forward rate agreements
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	7,407.1	86.7	2,089.6	(2.0)
Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	421.7	4.9	194.0	1,200.3
Currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	9,511.0	111.3	10,242.9	1,609.1
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 877.9	$ 10.3	₨ 4,269.4	₨ 6,637.2